Schedule of Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable	$ 2,020	$ 910
Payable to benefit providers and transit agencies	17,519	6,491
Accrued payables	6,239	5,843
Accrued compensation and related benefits	12,153	6,926
Other accrued expenses	1,994	792
Deferred revenue	2,109	453
Accounts payable and accrued expenses	$ 42,034	$ 21,415